Commitments and Contingencies - Additional Information (Details) - USD ($)									6 Months Ended	12 Months Ended
	Dec. 06, 2022	Sep. 09, 2022	Nov. 29, 2021	Sep. 14, 2021	Sep. 13, 2021	Aug. 17, 2021	Jan. 19, 2021	Jan. 14, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 18, 2021
Commitments And Contingencies [Line Items]
Registration rights agreement date									Jan. 11, 2021	Jan. 11, 2021
Registration rights agreement term									The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.	The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Gross proceeds from issuance of initial public offering										$ 276,000,000
Deferred underwriting fees							$ 720,000
Deferred underwriting payable									$ 6,762,000	6,762,000	$ 9,660,000
Deferred underwriting commissions charged to additional paid-in capital										(2,898,000)	9,660,000
Contingent fee upon consummation of merger						$ 500,000						$ 250,000
Underwriting Agreement
Commitments And Contingencies [Line Items]
Deferred underwriting payable									6,762,000	6,762,000	$ 9,660,000
Deferred underwriting commissions charged to additional paid-in capital									2,898,000	2,898,000
IPO
Commitments And Contingencies [Line Items]
Gross proceeds from issuance of initial public offering								$ 240,000,000
IPO | Underwriting Agreement
Commitments And Contingencies [Line Items]
Underwriting discount paid in cash on gross proceeds of IPO percentage							2.00%
Gross proceeds from issuance of initial public offering							$ 5,520,000
Deferred fee on gross proceeds of IPO percentage							3.50%
Deferred underwriting fees							$ 9,660,000
Early Bird Capital, Inc | Underwriting Agreement
Commitments And Contingencies [Line Items]
Deferred underwriting payable	$ 6,762,000
legal expenses reimbursement									$ 0	$ 0
Initial business combination expense reimbursement	3,381,000
Early Bird Capital, Inc | Maximum | Underwriting Agreement
Commitments And Contingencies [Line Items]
legal expenses reimbursement	$ 150,000
Evolve | Cybersecurity Due Diligence Services
Commitments And Contingencies [Line Items]
Merger related costs						55,000
Edelstein | Accounting Due Diligence Services
Commitments And Contingencies [Line Items]
Merger related costs						$ 16,000
Wells
Commitments And Contingencies [Line Items]
Contingent fee upon consummation of merger				$ 3,500,000	$ 1,000,000
Percentage of break up fee upon termination of business combination agreement					30.00%
Percentage of contingent fee				4.00%
Additional contingent fee upon consummation of merger				$ 1,500,000
Gross proceeds of securities sold in PIPE				$ 100,000,000
GRIID
Commitments And Contingencies [Line Items]
Business acquisition, number of shares issued			58,500,000
GRIID | Share Purchase Agreement
Commitments And Contingencies [Line Items]
Commitment fee		$ 4,000,000
Percentage of total equity interests diluted basis outstanding		2.00%
Percentage of closing price of shares		90.00%
Business combination, percentage of total consideration paid		1.00%
G E M Yield Bahamas Limited | Share Purchase Agreement
Commitments And Contingencies [Line Items]
Business acquisition, issue value		$ 200,000,000